Weighted-Average Fair Value of Stock Options (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average fair value at grant date	$ 21.80		$ 30.15		$ 28.29
Expected option life (years)	4 years 4 months 24 days		4 years 4 months 24 days		4 years 9 months 18 days
Expected volatility	38.80%		46.30%		46.80%
Risk-free interest rate at grant date	0.80%		0.80%		1.70%
Dividend yield	1.50%	[1]	1.20%	[1]	0.50%	[1]

[1]	As discussed in Note 14, in April 2011, our Board of Directors approved the initiation of a quarterly cash dividend policy.